Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments [Table Text Block]	As of December 31, 2011 and 2012, equity method investments consisted of the following:
	December 31,
	2011		2012
	Amount	Holding %	Amount	Holding %

Create Electronic Optical Co., Ltd.	$439	21.11	283	21.11